Document and Entity Information	Feb. 23, 2023
Cover [Abstract]
Entity Registrant Name	MEDICAL PROPERTIES TRUST INC
Amendment Flag	false
Entity Central Index Key	0001287865
Document Type	8-K
Document Period End Date	Feb. 23, 2023
Entity File Number	001-32559
Entity Incorporation State Country Code	MD
Entity Tax Identification Number	20-0191742
Entity Address, Address Line One	1000 Urban Center Drive
Entity Address, Address Line Two	Suite 501
Entity Address, City or Town	Birmingham
Entity Address, State or Province	AL
Entity Address, Postal Zip Code	35242
City Area Code	(205)
Local Phone Number	969-3755
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share, of Medical Properties Trust, Inc.
Trading Symbol	MPW
Security Exchange Name	NYSE
Entity Emerging Growth Company	false